CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
4	CASH AND CASH EQUIVALENTS

This item consists in the following:

	2017	2016
	S/(000)	S/(000)

Cash and clearing (a)	5,034,569	4,061,766
Deposits with Central Reserve Bank of Peru - BCRP (a)	15,136,245	8,642,656
Deposits with local and foreign banks (b)	2,828,830	3,778,238
Interbank funds	207,559	147,713
Accrued interest	4,994	2,823
Total cash and cash equivalents	23,212,197	16,633,196
Restricted funds	9,790	12,573
Total cash	23,221,987	16,645,769

Cash and cash equivalents presented in the consolidated statement of cash flows excludes restricted funds, See Note 3(ac).

a)	Cash and clearing and deposits with Central Reserve Bank of Peru -

These accounts mainly include the legal cash requirements that Credicorp and its Subsidiaries must keep to be able to honor their obligations with the public, which are within the limits established by current legislation. The composition of these funds is as follows:

	2017	2016
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Peru	11,768,476	8,625,876
Cash in vaults of Bank	4,425,384	3,158,153
Total legal cash requirements	16,193,860	11,784,029

Additional funds
Overnight deposits (ii)	3,367,769	16,780
Cash in vaults of Bank and others	609,185	903,613
Total additional funds	3,976,954	920,393
Total	20,170,814	12,704,422

(i)
At December 31, 2017 cash and deposits subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 5.00 percent and 32.40 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (6.50 percent and 25.89 percent, respectively, at December 31, 2016).

In the same way, at December 31, 2017, the increase in the balances of the legal cash requirement originated from the following factors: i) increase in the rates on the legal cash requirement; ii) increase in the volumes of the total of obligations subject to the legal cash requirement (TOSE from the Spanish acronym); and iii) increase in the volumes of cash due to changes in the banknote export policy.

(ii)
At December 31, 2017, the Group maintains three “overnight” deposits with the BCRP, two of which are denominated in U.S Dollars for US$900.0 million (equivalent to S/2,916.9 million) and US$46.6 million (equivalent to S/150.9 million) and one in soles for S/300.0 million. The “overnight” deposits in dollars and soles earn interest at rates of 1.41 percent and 2.0 percent, respectively, and have maturities at 5 days.

b)	Deposits with local and foreign banks -

Deposits with local and foreign banks mainly consist of balances in soles and U.S. dollars; are cash in hand and earn interest at market rates. At December 31, 2017 and 2016 Credicorp and its Subsidiaries do not maintain significant deposits with any bank in particular.